Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Recognized Share Based Payment Expenses

The expense recognized for share‑based payments during the year is shown in the table below:

	2024	2023	2022
	US$	US$	US$
Expense arising from equity-settled share-based payment transactions:
Director and employee services received	5,084,613	5,834,686	5,251,572
	5,084,613	5,834,686	5,251,572

Summary of Fair Value of Share Options Granted

Options/Rights services	Grant date	Grant date fair value US$	Exercise price US$	Expiry date	Vesting date
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2021
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2022
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	January 31, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	November 30, 2022
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	April 30, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	April 30, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	September 30, 2024
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2021
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2022
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2023
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2024
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2022
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2023
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2024
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2025
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2025
LTIP - employees FY2023	November 16, 2022	0.471	0.658	November 16, 2032	November 16, 2025
LTIP - employees FY2023	November 16, 2022	0.672	0.000	November 16, 2032	November 16, 2025
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2024
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2025
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2026
LTIP - employees FY2024	September 18, 2023	0.153	0.264	September 18, 2033	September 18,2024
LTIP - employees FY2024	September 18, 2023	0.153	0.264	September 18, 2033	September 18,2025
LTIP - employees FY2024	September 18, 2023	0.153	0.264	September 18, 2033	September 18,2026
LTIP - employees FY2024	September 18, 2023	0.153	0.264	September 18, 2033	September 18,2027
LTIP - employees FY2024	October 10, 2023	0.157	0.205	October 10, 2033	October 10, 2024
LTIP - employees FY2024	October 10, 2023	0.157	0.205	October 10, 2033	October 10, 2025
LTIP - employees FY2024	October 10, 2023	0.157	0.205	October 10, 2033	October 10, 2026
LTIP - employees FY2024	October 10, 2023	0.157	0.205	October 10, 2033	October 10, 2027

LTIP - employees FY2024	November 30, 2023	0.236	0.261	November 30, 2033	November 30, 2024
LTIP - employees FY2024	November 30, 2023	0.236	0.261	November 30, 2033	November 30, 2025
LTIP - employees FY2024	November 30, 2023	0.236	0.261	November 30, 2033	November 30, 2026
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 12, 2023
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 12, 2023
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2021
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2022
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2023
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2024
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2021
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2022
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2023
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2024
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2022
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2023
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2024
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2025
NED Plan FY2023	November 16, 2022	0.469	0.672	November 16, 2032	November 16, 2025
NED Plan FY2023	November 16, 2022	0.471	0.658	November 16, 2032	November 16, 2025
NED Plan FY2023	November 16, 2022	0.672	0.000	November 16, 2032	November 16, 2025
NED Plan FY2024	November 30, 2023	0.213	0.382	November 30, 2033	November 30, 2024
NED Plan FY2024	November 30, 2023	0.213	0.382	November 30, 2033	November 30, 2025
NED Plan FY2024	November 30, 2023	0.213	0.382	November 30, 2033	November 30, 2026

Options/Rights services	Grant date share price US$	Exercise price US$	Fair value per option US$	Expected volatility	Option life	Dividend yield	Risk free interest rate	Model used
LTIP - director FY2019	0.420	0.625	0.150	58.00%	4 years	0%	2.04%	Binomial
LTIP - employees FY2018	0.340	0.920	0.260	66.00%	5 years	0%	2.09%	Binomial
LTIP - employees FY2019	0.480	0.608	0.180	57.00%	4 years	0%	2.04%	Binomial
LTIP - employees FY2022	0.955	0.948	0.526	74.78%	4 years	0%	0.25%	Binomial
LTIP - employees FY2022	0.955	nil	0.955	na	10 years	0%	n/a	Binomial
LTIP - employees FY2022	0.901	1.460	0.553	75.00%	6.5 years	0%	3.40%	Binomial
LTIP - employees FY2023	0.672	0.658	0.471	75.00%	6.5 years	0%	3.60%	Binomial
LTIP - employees FY2023	0.672	nil	0.672	75.00%	10 years	0%	3.70%	Binomial
LTIP - employees FY2023	0.643	0.644	0.459	75.00%	7 years	0%	3.30%	Binomial
LTIP - employees FY2024	0.238	0.263	0.153	67.50%	6.5 years	0%	4.10%	Binomial
LTIP - employees FY2024	0.225	0.205	0.157	67.50%	7 years	0%	4.30%	Binomial
LTIP - employees FY2024	0.334	0.261	0.236	67.50%	6.5 years	0%	4.20%	Binomial
NED Plan FY2016	0.280	0.360	0.140	65.00%	5 years	0%	2.09%	Binomial
NED Plan FY2019	0.420	0.625	0.150	58.00%	4 years	0%	2.04%	Binomial
NED Plan FY2021	2.190	2.160	1.240	77.25%	4 years	0%	0.25%	Binomial
NED Play FY2021	2.190	3.240	1.050	77.25%	4 years	0%	0.25%	Binomial
NED Plan FY2021	1.560	1.560	0.880	77.01%	4 years	0%	0.25%	Binomial
NED Plan FY2022	0.955	0.945	0.526	74.78%	4 years	0%	0.25%	Binomial
NED Plan FY2022	0.741	0.755	0.397	75.00%	3.5 years	0%	2.70%	Binomial
NED Plan FY2023	0.672	0.658	0.471	75.00%	6.5 years	0%	3.60%	Binomial
NED Plan FY2023	0.672	nil	0.672	75.00%	10 years	0%	3.70%	Binomial
NED Plan FY2024	0.334	0.382	0.334	67.50%	6.5 years	0%	4.20%	Binomial

ADS Options	Grant date share price US$	Exercise price US$	Fair value per ADS option US$	Expected volatility	ADS Option life	Dividend yield	Risk free interest rate	Model used
LTIP - employee 2022	7.240	7.625	4.970	75.00%	7 years	0%	1.40%	Binomial
LTIP - employee 2022	7.500	7.515	5.228	75.00%	7 years	0%	1.70%	Binomial
LTIP - employee 2022	5.925	6.009	4.116	75.00%	7 years	0%	1.70%	Binomial
LTIP - employee 2022	5.915	6.090	4.171	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2022	7.000	7.116	4.953	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2022	7.309	7.445	5.175	75.00%	7 years	0%	3.00%	Binomial
LTIP - employee 2022	5.500	5.522	3.886	75.00%	7 years	0%	3.40%	Binomial
LTIP - employee 2023	6.600	6.350	4.718	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2023	4.810	4.850	3.479	75.00%	7 years	0%	4.30%	Binomial
LTIP - employee 2023	4.850	5.170	3.457	75.00%	7 years	0%	4.10%	Binomial
LTIP - employee 2023	4.959	4.929	3.560	75.00%	7 years	0%	3.60%	Binomial
LTIP - employee 2023	5.450	5.238	3.935	75.00%	7 years	0%	3.50%	Binomial
LTIP - employee 2023	5.030	5.150	3.602	75.00%	7 years	0%	3.80%	Binomial
LTIP - employee 2023	3.360	3.545	2.384	75.00%	7 years	0%	3.60%	Binomial
LTIP - employee 2024	1.660	1.660	1.110	67.50%	6.5 years	0%	4.90%	Binomial
LTIP - employee 2024	1.660	1.660	0.691	67.50%	7.6 years	0%	4.90%	Binomial
LTIP - employee 2024	1.630	1.660	1.082	67.50%	6.5 years	0%	4.70%	Binomial
LTIP - employee 2024	1.920	1.830	1.327	67.50%	7 years	0%	4.50%	Binomial
LTIP - employee 2024	1.920	1.890	1.316	67.50%	7 years	0%	4.50%	Binomial
LTIP - employee 2024	2.760	2.760	1.830	71.71%	6 years	0%	3.81%	Binomial
LTIP - employee 2024	3.030	3.030	2.740	71.64%	6 years	0%	4.34%	Binomial
LTIP - employee 2024	4.140	4.140	3.160	70.68%	6 years	0%	4.34%	Binomial
LTIP - employee 2024	3.950	3.950	3.010	70.68%	6 years	0%	4.34%	Binomial
LTIP - employee 2024	3.750	3.750	2.490	70.72%	6 years	0%	4.43%	Binomial
LTIP - employee 2024	3.290	3.340	2.180	70.76%	6 years	0%	4.65%	Binomial
LTIP - employee 2024	2.660	2.660	1.750	69.85%	6 years	0%	4.41%	Binomial

Summary of Share/Rights Options Outstanding

The following reconciles the share/rights options outstanding at the beginning and end of the year:

	2024		2023		2022
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$
Balance at beginning of year	25,450,000	1.04	22,988,000	1.16	16,644,000	1.28
Granted during the year:
To employees and directors under the LTIP and NED Plan	9,850,000	0.30	10,050,000	0.58	8,400,000	0.77
Exercised during the year	—	—	(6,613,000)	0.62	(2,056,000)	0.58
Expired during the year	—	—	(975,000)	0.61	—	—
Balance at end of the year	35,300,000	0.89	25,450,000	1.04	22,988,000	1.16
Exercisable at end of year	20,024,203	1.18	10,842,234	1.48	12,857,589	0.97

American Depository Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share/Rights Options Outstanding

The following reconciles the ADS options outstanding at the beginning and end of the year:

	2024		2023		2022
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$

Balance at beginning of year	1,505,000	5.81	925,000	6.75	—	—
Granted during the year:
To employees and directors under the LTIP and NED Plan	4,768,000	1.97	755,000	5.07	925,000	6.75
Exercised during the year	—	—	—	—	—	—
Expired during the year	(525,000)	5.62	(175,000)	7.62	—	—
Balance at end of the year	5,748,000	2.64	1,505,000	5.81	925,000	6.75
Exercisable at end of year	537,914	6.01	250,000	6.70	—	—

Movements in contractor ADS options during the year

The following reconciles the contractor ADS options outstanding at the beginning and end of the year:

	2024		2023		2022
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$

Balance at beginning of year	—	—	—	—	—	—
Granted during the year:
To contractors under additional terms	277,000	3.14	—	—	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—
Balance at end of the year	277,000	3.14	—	—	—	—
Exercisable at end of year	39,220	3.16	—	—	—	—

Contractor American Depository Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share/Rights Options Outstanding

The following reconciles the contractor ADS options outstanding at the beginning and end of the year:

	2024		2023		2022
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$

Balance at beginning of year	—	—	—	—	—	—
Granted during the year:
To contractors under additional terms	277,000	3.14	—	—	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—
Balance at end of the year	277,000	3.14	—	—	—	—
Exercisable at end of year	39,220	3.16	—	—	—	—